RESTRICTED NET ASSETS - Additional Information (Details) $ in Thousands	Dec. 31, 2023 USD ($)
RESTRICTED NET ASSETS
Restricted net assets	$ 333,831
Restricted assets attributable to VIEs	134,727
Statutory reserves	$ 199,104